Risk management - Non-performing Loans: outstandings by economic sector and business lines (Details) - Financial Assets Past Due But Not Impaired [Member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Non performing Loans [line items]
Financial assets	€ 13,497	€ 11,477
Wholesale Banking [Member]
Non performing Loans [line items]
Financial assets	4,386	4,487
Retail Benelux [member]
Non performing Loans [line items]
Financial assets	5,614	4,316
Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	3,203	2,399
Corporate Line [member]
Non performing Loans [line items]
Financial assets	295	275
Private Individuals [member]
Non performing Loans [line items]
Financial assets	5,359	3,746
Private Individuals [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	2,879	2,173
Private Individuals [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	2,480	1,573
Natural resources [Member]
Non performing Loans [line items]
Financial assets	1,533	1,196
Natural resources [Member] | Wholesale Banking [Member]
Non performing Loans [line items]
Financial assets	1,434	1,108
Natural resources [Member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	63	35
Natural resources [Member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	36	53
Food, Beverages & Personal Care [member]
Non performing Loans [line items]
Financial assets	1,226	1,119
Food, Beverages & Personal Care [member] | Wholesale Banking [Member]
Non performing Loans [line items]
Financial assets	668	599
Food, Beverages & Personal Care [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	420	351
Food, Beverages & Personal Care [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	138	168
Transportation & Logistics [member]
Non performing Loans [line items]
Financial assets	1,031	787
Transportation & Logistics [member] | Wholesale Banking [Member]
Non performing Loans [line items]
Financial assets	786	651
Transportation & Logistics [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	201	96
Transportation & Logistics [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	44	40
Services [Member]
Non performing Loans [line items]
Financial assets	844	737
Services [Member] | Wholesale Banking [Member]
Non performing Loans [line items]
Financial assets	313	320
Services [Member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	474	357
Services [Member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	58	60
Builders & Contractors [member]
Non performing Loans [line items]
Financial assets	680	691
Builders & Contractors [member] | Wholesale Banking [Member]
Non performing Loans [line items]
Financial assets	148	265
Builders & Contractors [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	398	258
Builders & Contractors [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	133	168
Real estate [member]
Non performing Loans [line items]
Financial assets	655	649
Real estate [member] | Wholesale Banking [Member]
Non performing Loans [line items]
Financial assets	217	312
Real estate [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	416	329
Real estate [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	21	9
General Industries [Member]
Non performing Loans [line items]
Financial assets	502	605
General Industries [Member] | Wholesale Banking [Member]
Non performing Loans [line items]
Financial assets	138	248
General Industries [Member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	232	204
General Industries [Member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	133	153
Non-Bank Financial Institutions [member]
Non performing Loans [line items]
Financial assets	47	444
Non-Bank Financial Institutions [member] | Wholesale Banking [Member]
Non performing Loans [line items]
Financial assets	18	426
Non-Bank Financial Institutions [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	26	16
Non-Bank Financial Institutions [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	3	2
Retail [member]
Non performing Loans [line items]
Financial assets	309	325
Retail [member] | Wholesale Banking [Member]
Non performing Loans [line items]
Financial assets	85	89
Retail [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	170	172
Retail [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	54	63
Other [member]
Non performing Loans [line items]
Financial assets	1,312	1,178
Other [member] | Wholesale Banking [Member]
Non performing Loans [line items]
Financial assets	579	467
Other [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	335	326
Other [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	103	110
Other [member] | Corporate Line [member]
Non performing Loans [line items]
Financial assets	€ 295	€ 275